Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.5%)
Communication Services (5.5%)
*	Alphabet Inc. Class A	2,426,330	290,432
*	Alphabet Inc. Class C	2,123,780	256,914
*	Baidu Inc. ADR	1,627,800	222,862
*	Pinterest Inc. Class A	2,880,350	78,749
*	Meta Platforms Inc. Class A	228,900	65,690
	Electronic Arts Inc.	426,800	55,356
*	Trade Desk Inc. Class A	462,700	35,730
*	Live Nation Entertainment Inc.	147,100	13,402
*	Netflix Inc.	24,010	10,576
*	Roblox Corp. Class A	205,300	8,273
*	ZoomInfo Technologies Inc. Class A	240,950	6,118
*	Walt Disney Co.	56,757	5,067
*	Snap Inc. Class A	23,000	272
			1,049,441
Consumer Discretionary (10.5%)
*	Tesla Inc.	1,493,390	390,925
	TJX Cos. Inc.	2,707,400	229,560
*	Alibaba Group Holding Ltd. ADR	2,497,700	208,183
*	CarMax Inc.	1,716,597	143,679
	Entain plc	8,559,162	138,400
	Sony Group Corp. ADR	1,482,925	133,523
*	Royal Caribbean Cruises Ltd.	1,171,700	121,552
*	Amazon.com Inc.	901,000	117,454
*	Capri Holdings Ltd.	2,850,090	102,290
*,1	XPeng Inc. ADR	6,965,719	93,480
*,1	Mobileye Global Inc. Class A	1,547,600	59,459
	Ross Stores Inc.	408,900	45,850
*	Flutter Entertainment plc (XDUB)	170,598	34,288
*	Carnival Corp.	1,577,945	29,713
	Marriott International Inc. Class A	140,500	25,808
*	Burlington Stores Inc.	156,300	24,600
	eBay Inc.	549,200	24,544
	Restaurant Brands International Inc.	276,600	21,442
*	Ollie's Bargain Outlet Holdings Inc.	310,890	18,010
*	Las Vegas Sands Corp.	224,100	12,998
	Hilton Worldwide Holdings Inc.	76,333	11,110
*	Ulta Beauty Inc.	23,000	10,824
*	Norwegian Cruise Line Holdings Ltd.	457,425	9,958
*	DoorDash Inc. Class A	106,050	8,104
*	Rivian Automotive Inc. Class A	254,200	4,235
	Newell Brands Inc.	410,000	3,567
*	Deckers Outdoor Corp.	2,900	1,530

		Shares	Market Value ($000)
*	Five Below Inc.	2,300	452
			2,025,538
Consumer Staples (0.0%)
	Dollar General Corp.	33,350	5,662
Energy (3.3%)
	Hess Corp.	1,667,674	226,720
	Pioneer Natural Resources Co.	1,021,223	211,577
*	Transocean Ltd. (XNYS)	11,836,496	82,974
	EOG Resources Inc.	404,921	46,339
	Coterra Energy Inc.	1,113,350	28,168
*	Southwestern Energy Co.	3,200,000	19,232
*	TechnipFMC plc	818,700	13,607
			628,617
Financials (7.1%)
	Raymond James Financial Inc.	2,946,590	305,768
	Visa Inc. Class A	608,300	144,459
	Northern Trust Corp.	1,944,351	144,154
	Wells Fargo & Co.	3,287,480	140,310
	MarketAxess Holdings Inc.	398,130	104,079
	Morgan Stanley	892,364	76,208
	CME Group Inc.	360,154	66,733
	Goldman Sachs Group Inc.	198,550	64,040
	Bank of America Corp.	2,067,117	59,306
*	WEX Inc.	293,600	53,456
	Discover Financial Services	445,540	52,061
	Tradeweb Markets Inc. Class A	657,800	45,046
	Progressive Corp.	279,800	37,037
*	PayPal Holdings Inc.	395,160	26,369
	LPL Financial Holdings Inc.	98,000	21,308
	Mastercard Inc. Class A	30,600	12,035
	Charles Schwab Corp.	167,650	9,503
	JPMorgan Chase & Co.	64,900	9,439
	Citigroup Inc.	68,100	3,135
			1,374,446
Health Care (32.0%)
	Eli Lilly & Co.	3,477,468	1,630,863
*	Biogen Inc.	2,180,247	621,043
	Amgen Inc.	2,120,759	470,851
*	BioMarin Pharmaceutical Inc.	5,366,030	465,127
*	Seagen Inc.	2,274,960	437,839
	Thermo Fisher Scientific Inc.	478,930	249,882
*	Boston Scientific Corp.	4,573,106	247,359
*	BioNTech SE ADR	2,234,636	241,184
	Novartis AG ADR	2,230,990	225,129
	Bristol-Myers Squibb Co.	3,082,650	197,135
*	BeiGene Ltd. ADR	1,029,931	183,637
	AstraZeneca plc ADR	2,244,260	160,622
*	Edwards Lifesciences Corp.	1,408,900	132,902
	Roche Holding AG	337,338	103,047
*	LivaNova plc	1,930,420	99,282
	Zimmer Biomet Holdings Inc.	668,210	97,291
*	Elanco Animal Health Inc. (XNYS)	9,650,746	97,087
	Revvity Inc.	617,880	73,398
*	Alkermes plc	2,232,000	69,862
*	QIAGEN NV	1,520,507	68,468
*	Charles River Laboratories International Inc.	254,900	53,593

		Shares	Market Value ($000)
*	Illumina Inc.	267,970	50,242
	Abbott Laboratories	360,200	39,269
*	Neurocrine Biosciences Inc.	264,850	24,975
	Agilent Technologies Inc.	200,700	24,134
[1]	Allogene Therapeutics Inc.	3,377,879	16,788
*,2	FibroGen Inc.	5,185,071	14,000
	Medtronic plc	144,000	12,686
	Alcon Inc.	118,960	9,768
	Danaher Corp.	34,195	8,207
[3]	Siemens Healthineers AG	133,680	7,576
*	Omnicell Inc.	95,960	7,069
*	Waters Corp.	24,596	6,556
*	Bridgebio Pharma Inc.	215,900	3,713
*	Repligen Corp.	24,608	3,481
*	IQVIA Holdings Inc.	9,292	2,089
*	ImmunoGen Inc.	89,900	1,696
*	Guardant Health Inc.	43,686	1,564
	Humana Inc.	1,875	838
*	Zimvie Inc.	28,210	317
*	Adaptive Biotechnologies Corp.	28,100	189
			6,160,758
Industrials (12.0%)
	FedEx Corp.	1,649,274	408,855
	AECOM	4,030,776	341,366
	Southwest Airlines Co.	7,705,679	279,023
	Jacobs Solutions Inc.	2,223,989	264,410
*	United Airlines Holdings Inc.	3,617,083	198,469
	Airbus SE	1,363,020	197,068
*	Delta Air Lines Inc.	2,785,910	132,442
*	American Airlines Group Inc.	4,797,250	86,063
	TransDigm Group Inc.	86,419	77,273
	Curtiss-Wright Corp.	302,700	55,594
	IDEX Corp.	194,070	41,776
	Textron Inc.	533,290	36,066
*	Ryanair Holdings plc ADR	249,500	27,595
	GFL Environmental Inc. (XTSE)	633,100	24,564
*	Uber Technologies Inc.	562,600	24,287
	Old Dominion Freight Line Inc.	53,000	19,597
	AMETEK Inc.	120,000	19,426
	Caterpillar Inc.	60,000	14,763
*	JetBlue Airways Corp.	1,638,000	14,513
	Carrier Global Corp.	268,900	13,367
	Rockwell Automation Inc.	38,820	12,789
*	Lyft Inc. Class A	1,322,110	12,679
	Union Pacific Corp.	60,000	12,277
			2,314,262
Information Technology (25.7%)
	Microsoft Corp.	1,400,300	476,858
*	Flex Ltd.	15,007,952	414,820
	KLA Corp.	780,060	378,345
	Micron Technology Inc.	4,962,357	313,174
*	Adobe Inc.	593,400	290,167
*	Splunk Inc.	2,723,200	288,904
	Texas Instruments Inc.	1,471,940	264,979
	ASML Holding NV GDR (Registered)	343,567	249,000
	NetApp Inc.	2,747,610	209,917
	Intel Corp.	5,826,930	194,853

		Shares	Market Value ($000)
	NVIDIA Corp.	432,890	183,121
*	Trimble Inc.	3,128,371	165,616
	Jabil Inc.	1,501,400	162,046
*	Descartes Systems Group Inc.	1,914,960	153,407
	Universal Display Corp.	818,314	117,944
	Entegris Inc.	967,700	107,241
	Corning Inc.	3,032,324	106,253
	QUALCOMM Inc.	851,210	101,328
	Oracle Corp.	656,200	78,147
	Intuit Inc.	164,250	75,258
*	Nutanix Inc. Class A	2,043,619	57,324
	Teradyne Inc.	472,600	52,615
*	FormFactor Inc.	1,485,241	50,825
	HP Inc.	1,600,660	49,156
	Hewlett Packard Enterprise Co.	2,703,040	45,411
*	Salesforce Inc.	213,100	45,019
*	Wolfspeed Inc.	754,000	41,915
*	BlackBerry Ltd.	6,635,476	36,694
*	Autodesk Inc.	157,600	32,247
*	Zoom Video Communications Inc. Class A	459,950	31,221
*	Keysight Technologies Inc.	154,490	25,869
*	VMware Inc. Class A	180,000	25,864
*	MongoDB Inc. Class A	54,200	22,276
*,1	Aurora Innovation Inc.	7,030,000	20,668
	Analog Devices Inc.	90,000	17,533
*	Unity Software Inc.	393,884	17,102
*	Palo Alto Networks Inc.	62,400	15,944
*	Crowdstrike Holdings Inc. Class A	59,300	8,709
*	Western Digital Corp.	153,280	5,814
*	Gitlab Inc. Class A	95,400	4,876
	Marvell Technology Inc.	80,200	4,794
*	Okta Inc.	58,966	4,089
	Applied Materials Inc.	10,700	1,547
	Telefonaktiebolaget LM Ericsson ADR	180,500	984
*	HubSpot Inc.	900	479
*	RingCentral Inc. Class A	3,250	106
*	Arista Networks Inc.	200	32
*	DocuSign Inc. Class A	200	10
			4,950,501
Materials (0.4%)
*	Ivanhoe Mines Ltd. Class A	7,105,800	64,903
	Albemarle Corp.	87,500	19,520
			84,423
Total Common Stocks (Cost $7,863,799)			18,593,648

		Shares	Market Value ($000)
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.150% (Cost $806,252)	8,064,998	806,339
Total Investments (100.7%) (Cost $8,670,051)			19,399,987
Other Assets and Liabilities—Net (-0.7%)			(127,892)
Net Assets (100%)			19,272,095
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $132,216,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $7,576,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $130,184,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,113,269	480,379	—	18,593,648
Temporary Cash Investments	806,339	—	—	806,339
Total	18,919,608	480,379	—	19,399,987
D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
FibroGen Inc.	NA1	11,186	—	—	(55,223)	—	—	14,000
Vanguard Market Liquidity Fund	1,004,465	NA2	NA2	4	102	23,341	2	806,339
Total	1,004,465	11,186	—	4	(55,121)	23,341	2	820,339
1	Not applicable—at September 30, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.